Long-Term Debt, Secured Credit Facilities (Details) $ in Thousands																12 Months Ended
	Dec. 13, 2016 USD ($)	Nov. 28, 2016 USD ($) Vessel Installment	Jul. 28, 2016 Installment	Dec. 07, 2015 USD ($)	Dec. 02, 2015 USD ($) Installment	Nov. 10, 2015 USD ($)	Nov. 04, 2015 USD ($) Installment	Nov. 03, 2015 USD ($)	Oct. 21, 2015 USD ($)	Oct. 13, 2015 USD ($)	Sep. 29, 2015 USD ($)	Sep. 11, 2015 USD ($) Vessel Installment Tranche	Sep. 01, 2015 USD ($) Vessel Installment Advance Tranche	Mar. 17, 2015 USD ($)	Mar. 06, 2015 USD ($)	Dec. 31, 2016 USD ($) Installment Subsidiary Facility	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 26, 2016 Vessel	Mar. 11, 2014 Vessel
Secured Credit Facilities [Abstract]
Proceeds from draw down																$ 32,000	$ 179,047	$ 0
Number of vessel owning subsidiaries that are borrowers under loan facilities | Subsidiary																5
Number of facilities guaranteed by Seanergy Maritime Holdings Corp. | Facility																5
Number of vessels to be acquired | Vessel																				4
Restricted deposits																$ 1,550	$ 50
Capesize Vessel [Member]
Secured Credit Facilities [Abstract]
Number of vessels to be acquired | Vessel		2																	2
Loan Agreement dated March 6, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity															$ 8,750
Proceeds from draw down														$ 8,750
Frequency of periodic payment																Quarterly
Balloon payment																$ 4,550
Maturity date																Mar. 17, 2020
Percentage of net income limit for declaring dividends															50.00%
Term to meet consolidated installment and debt interest payments																18 months
Number of installments paid | Installment																7
Number of consecutive payment installments that can be partially deferred | Installment			4
Loan Agreement dated March 6, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate															3.75%
Loan Agreement dated March 6, 2015 [Member] | First Two Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment																2
Installment payment																$ 100
Loan Agreement dated March 6, 2015 [Member] | Next Eleven Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment																11
Installment payment																$ 250
Loan Agreement dated September 1, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity													$ 44,430
Proceeds from draw down								$ 16,833		$ 27,597
Number of consecutive payment installments | Installment													12
Frequency of periodic payment																Quarterly
Balloon payment													$ 28,837
Maturity date																Jun. 30, 2020
Number of advances | Advance													2
Number of tranches per advance | Tranche													2
Number of vessels secured by first priority mortgage | Vessel													2
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate													3.25%
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate													3.60%
Loan Agreement dated September 1, 2015 [Member] | First Three Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment													3
Installment payment													$ 1,049
Loan Agreement dated September 1, 2015 [Member] | Fourth Installment [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment													1
Installment payment													$ 4,050
Loan Agreement dated September 1, 2015 [Member] | Next Eight Installments [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment													8
Installment payment													$ 1,049
Loan Agreement dated September 11, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity												$ 52,705
Proceeds from draw down									$ 13,642		$ 13,643	$ 25,420
Number of consecutive payment installments | Installment												15
Frequency of periodic payment																Quarterly
Installment payment												$ 1,552
Balloon payment												$ 29,425
Maturity date																Dec. 28, 2020
Number of vessels secured by first priority mortgage | Vessel												3
Number of tranches | Tranche												3
Value to loan ratio, first threshold												125.00%
Value to loan ratio, second threshold												166.67%
Commitment fee percentage												1.00%
Commitment fee												$ 22
Capitalized portion of margin																$ 333
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Less than 125% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate												3.20%
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Between 125% and 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate												3.00%
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Greater than 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate												2.75%
Loan Agreement dated November 4, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity							$ 33,750
Proceeds from draw down						$ 33,750
Number of consecutive payment installments | Installment							16
Frequency of periodic payment																Quarterly
Installment payment							$ 844
Balloon payment							$ 20,250
Maturity date																Nov. 10, 2021
Percentage of net income limit for declaring dividends							50.00%
Term to meet consolidated installment and debt interest payments																18 months
Loan Agreement dated November 4, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate							3.50%
Loan Agreement dated December 2, 2015 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity					$ 39,412
Proceeds from draw down				$ 39,412
Number of consecutive payment installments | Installment					15
Frequency of periodic payment																Quarterly
Installment payment					$ 985
Balloon payment					$ 24,637
Maturity date																Feb. 26, 2021
Loan Agreement dated December 2, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate					2.50%
Loan Agreement dated November 28, 2016 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity		$ 32,000
Proceeds from draw down	$ 32,000
Number of consecutive payment installments | Installment		4
Frequency of periodic payment																Quarterly
Installment payment		$ 900
Balloon payment		$ 28,400
Maturity date																Dec. 31, 2019
Interest rate		11.00%
Term of additional extension																2 years
Extension fee percentage		1.75%
Restricted deposits		$ 1,500
Number of interest payments covered by restricted deposits of prepaid interest | Installment		8